Supplemental Information - Supplemental Information of Cash Flow (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income (loss)	$ (249)	$ 248	$ 708
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	716	699	731
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	545	447	409
(Gain) loss from disposal of assets	4	(2)	8
Loss on repurchase of Notes	60
Undistributed income (loss) of unconsolidated subsidiaries	5	40	3
Other non-cash items	195	331	254
Changes in operating assets and liabilities:
Provisions	46	(48)	121
Deferred income taxes	65	119	(39)
Trade and financing receivables related to sales, net	(97)	279	(810)
Inventories, net	106	473	(172)
Trade payables	96	(161)	(862)
Other assets and liabilities	616	361	330
Net cash provided by operating activities	2,108	2,786	681
Investing activities:
Additions to retail receivables	(3,951)	(4,498)	(6,467)
Collections of retail receivables	4,569	5,146	6,506
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	12	11	25
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	660	726	577
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(503)	(656)	(1,022)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(1,631)	(1,851)	(1,814)
Other	(77)	174	225
Net cash used in investing activities	(921)	(948)	(1,970)
Financing activities:
Proceeds from long-term debt	12,629	9,927	17,377
Payments of long-term debt	(13,770)	(10,668)	(15,323)
Net increase (decrease) in other financial liabilities	(132)	96	(314)
Dividends paid	(207)	(297)	(382)
Other	(58)	23	18
Net cash provided by (used in) financing activities	(1,538)	(919)	1,376
Effect of foreign exchange rate changes on cash and cash equivalents	(16)	(698)	(491)
Increase (decrease) in cash and cash equivalents	(367)	221	(404)
Cash and cash equivalents, beginning of year	5,384	5,163	5,567
Cash and cash equivalents, end of year	5,017	5,384	5,163
Industrial Activities [Member]
Operating activities:
Net income (loss)	(249)	248	708
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	710	694	725
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	284	238	257
(Gain) loss from disposal of assets	4	(2)	(1)
Loss on repurchase of Notes	60
Undistributed income (loss) of unconsolidated subsidiaries	37	(104)	(181)
Other non-cash items	73	213	101
Changes in operating assets and liabilities:
Provisions	42	(61)	110
Deferred income taxes	43	59	(110)
Trade and financing receivables related to sales, net	(7)	354	285
Inventories, net	141	507	(187)
Trade payables	121	(162)	(790)
Other assets and liabilities	460	112	(104)
Net cash provided by operating activities	1,719	2,096	813
Investing activities:
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	12	11	25
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	234	320	319
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(501)	(653)	(1,005)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(884)	(875)	(797)
Other	380	2,151	494
Net cash used in investing activities	(759)	954	(964)
Financing activities:
Proceeds from long-term debt	1,754	650	3,356
Payments of long-term debt	(2,085)	(2,483)	(2,145)
Net increase (decrease) in other financial liabilities	(219)	51	(194)
Dividends paid	(207)	(297)	(382)
Other	(58)	23	18
Net cash provided by (used in) financing activities	(815)	(2,056)	653
Effect of foreign exchange rate changes on cash and cash equivalents	(47)	(565)	(390)
Increase (decrease) in cash and cash equivalents	98	429	112
Cash and cash equivalents, beginning of year	4,551	4,122	4,010
Cash and cash equivalents, end of year	4,649	4,551	4,122
Financial services [Member]
Operating activities:
Net income (loss)	334	368	364
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	6	5	6
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	261	209	152
(Gain) loss from disposal of assets			9
Undistributed income (loss) of unconsolidated subsidiaries	(25)	(17)	(20)
Other non-cash items	122	118	153
Changes in operating assets and liabilities:
Provisions	4	13	11
Deferred income taxes	22	60	71
Trade and financing receivables related to sales, net	(95)	(50)	(1,101)
Inventories, net	(35)	(34)	15
Trade payables	(19)	4	(66)
Other assets and liabilities	155	220	434
Net cash provided by operating activities	730	896	28
Investing activities:
Additions to retail receivables	(3,951)	(4,498)	(6,467)
Collections of retail receivables	4,569	5,146	6,506
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	426	406	258
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(2)	(3)	(17)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(747)	(976)	(1,017)
Other	(562)	(2,019)	(282)
Net cash used in investing activities	(267)	(1,944)	(1,019)
Financing activities:
Proceeds from long-term debt	10,875	9,277	14,021
Payments of long-term debt	(11,685)	(8,185)	(13,178)
Net increase (decrease) in other financial liabilities	87	45	(120)
Dividends paid	(341)	(207)	(160)
Other	105	43	13
Net cash provided by (used in) financing activities	(959)	973	576
Effect of foreign exchange rate changes on cash and cash equivalents	31	(133)	(101)
Increase (decrease) in cash and cash equivalents	(465)	(208)	(516)
Cash and cash equivalents, beginning of year	833	1,041	1,557
Cash and cash equivalents, end of year	$ 368	$ 833	$ 1,041